                              ING INVESTORS TRUST
                           ING HARD ASSETS PORTFOLIO
                     ING SALOMON BROTHERS ALL CAP PORTFOLIO
                    ING SALOMON BROTHERS INVESTORS PORTFOLIO

                       Supplement Dated September 2, 2003
                          To Adviser Class Prospectus
                               Dated May 1, 2003

ING HARD ASSETS PORTFOLIO

Effective September 2, 2003, the Board of Trustees has approved that ING Hard Assets Portfolio use the Goldman Sachs Natural Resources Index as an additional comparative index. As such, the last paragraph of the "Performance" section of the Prospectus on page 29 and the "Average Annual Total Return" and "Best/Worst Quarter" tables on page 30 are replaced with the following:

                The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broadly based market indexes - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Goldman Sachs Natural Resources Index ("GSR Index"), and the Russell 2000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The GSR Index is a modified cap-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 500 Index and the GSR Index are intended to be the comparative indices. The Portfolio Manager has determined that the GSR Index is a more appropriate index than the Russell 2000(R) Index for use as an additional comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                         AVERAGE ANNUAL TOTAL RETURN*(1)

                           1 YEAR               5 YEAR        10 YEAR
Class S Shares              0.65%               (6.16)%        5.68%
S&P 500 Index             (22.09)%              (0.58)%        9.34%
GSR Index                 (12.50)%              (3.06)%         N/A(2)
Russell 2000(R) Index     (20.48)%              (1.36)%        7.15%

                                  BEST QUARTER

Quarter Ended
12/31/93..................................   21.75%

                                  WORST QUARTER

Quarter Ended
9/30/98...................................  (19.04)%

* The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1) Baring International has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2) The GSR Index did not begin compiling information data until 1996, therefore 10-year performance cannot be provided.


ING SALOMON BROTHERS ALL CAP PORTFOLIO

The first paragraph of the section entitled "Principal Investment Strategy" on page 38 of the Prospectus is revised by adding the following sentence at the end of that paragraph:

         The Portfolio may also invest in foreign securities.


ING SALOMON BROTHERS INVESTORS PORTFOLIO

1) The section entitled "Principal Investment Strategy" on page 41 of the Prospectus is amended as follows:

     a)  The first paragraph is deleted and replaced with the following:

                The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

     b)  The third paragraph is deleted and replaced with the following:

                The Portfolio Manager looks for companies that are undervalued or expected to grow, and focuses on companies that meet one or more of the following criteria:

                - Companies that are believed to be fundamentally strong, but aren't fully recognized by other investors

                - Companies that are experiencing or are expected to experience internal changes, like changes in corporate culture

                - Companies that are developing new products, expanding into new markets, or taking advantage of changes in technology or of other changes in the industry or regulatory environment

2) The Board of Trustees has approved that the Standard & Poor's 500/Barra Value Index will be the comparative index for the Portfolio as of September 2, 2003. As such, the following paragraph replaces the first paragraph and the "Average Annual Total Return" and "Best/Worst Quarter" tables on page 43 of the Prospectus:

                The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher Book-to-Price risk index factor exposures and, as a consequence, higher Book-to-Price ratios. This index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes.

                          AVERAGE ANNUAL TOTAL RETURN*

                                             1 YEAR       2/1/00
                                                        (INCEPTION)
Class S Shares............................  (23.10)%       (5.91)%
S&P 500/Barra Value Index.................  (20.86)%       (8.75)%
S&P 500 Index.............................  (22.09)%      (13.41)%

                                  BEST QUARTER

Quarter Ended
12/31/02..................................   11.97%

                                  WORST QUARTER

Quarter Ended
9/30/02...................................  (21.21)%

* The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              ING INVESTORS TRUST
                           ING HARD ASSETS PORTFOLIO
                     ING SALOMON BROTHERS ALL CAP PORTFOLIO
                    ING SALOMON BROTHERS INVESTORS PORTFOLIO

                       Supplement Dated September 2, 2003
                       To Institutional Class Prospectus
                               Dated May 1, 2003

ING HARD ASSETS PORTFOLIO

Effective September 2, 2003, the Board of Trustees has approved that ING Hard Assets Portfolio use the Goldman Sachs Natural Resources Index as an additional comparative index. As such, the first paragraph and the "Average Annual Total Return" and "Best/Worst Quarter" tables of the "Performance" section of the Prospectus on page 30 are deleted and replaced with the following:

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broadly based market indexes - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Goldman Sachs Natural Resources Index ("GSR Index"), and the Russell 2000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The GSR Index is a modified cap-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 500 Index and the GSR Index are intended to be the comparative indices. The Portfolio Manager has determined that the GSR Index is a more appropriate index than the Russell 2000(R) Index for use as an additional comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                           1 YEAR               5 YEAR        10 YEAR
Class S Shares              0.80%               (6.02)%        5.84%
S&P 500 Index             (22.09)%              (0.58)%        9.34%
GSR Index                 (12.50)%              (3.06)%         N/A(2)
Russell 2000(R) Index     (20.48)%              (1.36)%        7.15%

                                  BEST QUARTER

Quarter Ended
12/31/93..................................   21.80%

                                  WORST QUARTER

Quarter Ended
9/30/98................................... (19.01)%

* The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(1) Baring International has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2) The GSR Index did not begin compiling performance data until 1996, therefore 10-year performance cannot be provided.

ING SALOMON BROTHERS ALL CAP PORTFOLIO

The first paragraph of the section entitled "Principal Investment Strategy" on page 38 of the Prospectus is revised by adding the following sentence at the end of that paragraph:

         The Portfolio may also invest in foreign securities.

ING SALOMON BROTHERS INVESTORS PORTFOLIO

1) The section entitled "Principal Investment Strategy" on page 41 of the Prospectus is amended as follows:

   a)    The first paragraph is deleted and replaced with the following:

                  The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

  b)     The third paragraph is deleted and replaced with the following:

                  The Portfolio Manager looks for companies that are undervalued or expected to grow, and focuses on companies that meet one or more of the following criteria:

                  - Companies that are believed to be fundamentally strong, but aren't fully recognized by other investors

                  - Companies that are experiencing or are expected to
                    experience internal changes, like changes in corporate culture

                  - Companies that are developing new products, expanding into new markets, or taking advantage of changes in technology or of other changes in the industry or regulatory environment

2) The Board of Trustees has approved that the Standard & Poor's 500/Barra Value Index will be a comparative index for the Portfolio as of September 2, 2003. As such, the following paragraph replaces the first paragraph and the "Average Annual Total Return" and "Best/Worst Quarter" tables on page 43 of the Prospectus:

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher Book-to-Price risk index factor exposures and, as a consequence, higher Book-to-Price ratios. This index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes.

                          AVERAGE ANNUAL TOTAL RETURN*

                                       1 YEAR       2/1/00
                                                 (INCEPTION)
Class S Shares......................   (22.98)%     (5.77)%
S&P 500/Barra Value Index...........   (20.86)%     (8.75)%
S&P 500 Index.......................   (22.09)%    (13.41)%

                                  BEST QUARTER

Quarter Ended
12/31/02....................................  12.00%

                                 WORST QUARTER

Quarter Ended
9/30/02..................................... (21.18)%

                * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              ING INVESTORS TRUST
                           ING HARD ASSETS PORTFOLIO
                     ING SALOMON BROTHERS ALL CAP PORTFOLIO
                    ING SALOMON BROTHERS INVESTORS PORTFOLIO

                       Supplement Dated September 2, 2003
                         To Retirement Class Prospectus
                              Dated August 1, 2003

ING HARD ASSETS PORTFOLIO

Effective September 2, 2003, the Board of Trustees has approved that ING Hard Assets Portfolio use the Goldman Sachs Natural Resources Index as an additional comparative index. As such, the last paragraph and the "Average Annual Total Return" and "Best/Worst Quarter" tables of the "Performance" section of the Prospectus on page 31 are deleted and replaced with the following:

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broadly based market indexes - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Goldman Sachs Natural Resources Index ("GSR Index"), and the Russell 2000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The GSR Index is a modified cap-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 500 Index and the GSR Index are intended to be the comparative indices. The Portfolio Manager has determined that the GSR Index is a more appropriate index than the Russell 2000(R) Index for use as an additional comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                         AVERAGE ANNUAL TOTAL RETURN*(1)

                          1 YEAR                5 YEAR        10 YEAR
Class S Shares             0.45%                (6.37)%         5.49%
S&P 500 Index            (22.09)%               (0.58)%         9.34%
GSR Index                (12.50)%               (3.06)%          N/A(2)
Russell 2000(R) Index    (20.48)%               (1.36)%         7.15%

                                  BEST QUARTER

Quarter Ended
12/31/93.................................   21.71%

                                  WORST QUARTER

Quarter Ended
9/30/98..................................  (19.10)%

* Class R commenced operations in 2003 and therefore does not have performance for 2002. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(1) Baring International has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2) The GSR Index did not begin compiling performance data until 1996, therefore 10-year performance cannot be provided.

ING SALOMON BROTHERS ALL CAP PORTFOLIO

The first paragraph of the section entitled "Principal Investment Strategy" on page 40 of the Prospectus is revised by adding the following sentence at the end of that paragraph:

         The Portfolio may also invest in foreign securities.


ING SALOMON BROTHERS INVESTORS PORTFOLIO

1) The section entitled "Principal Investment Strategy" on page 43 of the Prospectus is amended as follows:

    a)   The first paragraph is deleted and replaced with the following:

                 The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

    b)   The third paragraph is deleted and replaced with the following:

                 The Portfolio Manager looks for companies that are undervalued or expected to grow, and focuses on companies that meet one or more of the following criteria:

                 - Companies that are believed to be fundamentally strong, but aren't fully recognized by other investors

                 - Companies that are experiencing or are expected to experience internal changes, like changes in corporate culture

                 - Companies that are developing new products, expanding into new markets, or taking advantage of changes in technology or of other changes in the industry or regulatory environment

2) The Board of Trustees has approved that the Standard & Poor's 500/Barra Value Index will be a comparative index for the Portfolio as of September 2, 2003. As such, the following paragraph replaces the first paragraph and the "Average Annual Total Return" and "Best/Worst Quarter" tables on page 45 of the Prospectus:

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher Book-to-Price risk index factor exposures and, as a consequence, higher Book-to-Price ratios. This index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes.

                          AVERAGE ANNUAL TOTAL RETURN*

                                        1 YEAR     2/1/00
                                                 (INCEPTION)
Class S Return.......................  (23.33)%    (6.12)%
S&P 500/Barra Value Index............  (20.86)%    (8.75)%
S&P 500 Index........................  (22.09)%    13.41)%

                                  BEST QUARTER

Quarter Ended
12/31/02.......... ........................  11.91%

                                 WORST QUARTER

Quarter Ended
9/30/02...................................  (21.27)%

                  * Class R commenced operations in 2003 and therefore does not have performance for 2002. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              ING INVESTORS TRUST
                           ING HARD ASSETS PORTFOLIO
                     ING SALOMON BROTHERS ALL CAP PORTFOLIO
                    ING SALOMON BROTHERS INVESTORS PORTFOLIO

                       Supplement Dated September 2, 2003
                          To Service Class Prospectus
                               Dated May 1, 2003



ING HARD ASSETS PORTFOLIO

Effective September 2, 2003, the Board of Trustees has approved that ING Hard Assets Portfolio use the Goldman Sachs Natural Resources Index as an additional comparative index. As such, the last paragraph and "Average Annual Total Return" and "Best/Worst Quarter" tables of the "Performance" section of the Prospectus on page 29 are deleted and replaced with the following:

                The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broadly based market indexes - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Goldman Sachs Natural Resources Index ("GSR Index"), and the Russell 2000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The GSR Index is a modified cap-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 500 Index and the GSR Index are intended to be the comparative indices. The Portfolio Manager has determined that the GSR Index is a more appropriate index than the Russell 2000(R) Index for use as an additional comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                         AVERAGE ANNUAL TOTAL RETURN*(1)


                          1 YEAR                5 YEAR        10 YEAR
Class S Shares             0.80%                 (6.02)%        5.84%
S&P 500 Index            (22.09)%                (0.58)%        9.34%
GSR Index                (12.50)%                (3.06)%         N/A(2)
Russell 2000(R) Index    (20.48)%                (1.36)%        7.15%

                                  BEST QUARTER

Quarter Ended
12/31/93.................................   21.80%

                                  WORST QUARTER

Quarter Ended
9/30/98..................................  (19.01)%

* The performance information presented above is as of December 31 for each year.

(1) Baring International has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(2) The GSR Index did not begin compiling performance data until 1996, therefore 10-year performance cannot be provided.


ING SALOMON BROTHERS ALL CAP PORTFOLIO

The first paragraph of the section entitled "Principal Investment Strategy" on page 38 of the Prospectus is revised by adding the following sentence at the end of that paragraph:

         The Portfolio may also invest in foreign securities.

ING SALOMON BROTHERS INVESTORS PORTFOLIO

1) The section entitled "Principal Investment Strategy" beginning on page 40 of the Prospectus is amended as follows:

         a) The first paragraph is deleted and replaced with the following:

                    The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

         b) The third paragraph is deleted and replaced with the following:

                    The Portfolio Manager looks for companies that are undervalued or expected to grow, and focuses on companies that meet one or more of the following criteria:

                 - Companies that are believed to be fundamentally strong, but aren't fully recognized by other investors

                 - Companies that are experiencing or are expected to experience internal changes, like changes in corporate culture

                 - Companies that are developing new products, expanding into new markets, or taking advantage of changes in technology or of other changes in the industry or regulatory environment

2) The Board of Trustees has approved that the Standard & Poor's 500 /Barra Value Index will be a comparative index for the Portfolio as of September 2, 2003. As such, the following paragraph replaces the last paragraph and the "Average Annual Total Return" and "Best/Worst Quarter" tables on page 42 of the Prospectus:

                The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher Book-to-Price risk index factor exposures and, as a consequence, higher Book-to-Price ratios. This index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes.

                          AVERAGE ANNUAL TOTAL RETURN*

                                        1 YEAR     2/1/00
                                                (INCEPTION)
Class S Return......................  (22.98)%    (5.77)%
S&P 500/Barra Value Index...........  (20.86)%    (8.75)%
S&P 500 Index.......................  (22.09)%   (13.41)%

                                  BEST QUARTER

Quarter Ended
12/31/02.................................  12.00%

                                 WORST QUARTER

Quarter Ended
9/30/02..................................  (21.18)%

             * The performance information presented above is as of December 31 for each year.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST
                           ING INTERNATIONAL PORTFOLIO
                       ING LIMITED MATURITY BOND PORTFOLIO
           ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO

                    Supplement Dated as of September 2, 2003
             To Retirement Class Statement of Additional Information
                              Dated August 1, 2003


1) Effective September 2, 2003, ING JPMorgan Fleming International Enhanced EAFE Portfolio is sub-advised by Julius Baer Investment Management, Inc. The Statement of Additional Information ("SAI") is up-dated to reflect the new sub-advisory arrangement as follows:

            a) Except as otherwise provided in this Supplement, references in the SAI to "ING JPMorgan Fleming International Enhanced EAFE Portfolio" and

            "JPMorgan Fleming International Enhanced EAFE Portfolio" should instead refer to "ING Julius Baer Foreign Portfolio" and "Julius Baer Foreign Portfolio," respectively.

      b) The reference to "ING JPMorgan Fleming International Enhanced EAFE Portfolio" on the cover page of the SAI is deleted and replaced by "ING Julius Baer Foreign Portfolio (formerly ING JPMorgan Fleming International Enhanced EAFE Portfolio)."

      c) The chart appearing on page 2 of the SAI setting out "Former Names" and "New Names" is updated to reflect the change in name to "ING Julius Baer Foreign Portfolio."

      d) Effective September 2, 2003, ING Julius Baer Foreign Portfolio, in conjunction with its new sub-advisory arrangements, changed its sub-classification from a non-diversified to a diversified portfolio, the SAI is revised as follows:

            (i) In the text under the "Former Name/New Name" chart on page 2 of the SAI, the statement to the effect that JPMorgan International Enhanced EAFE Portfolio is a non-diversified portfolio is deleted.

            (ii) The reference to "JPMorgan Fleming International Enhanced EAFE" is deleted from the parenthetical regarding 50% of total assets in investment restriction number 1 on page 40 of the SAI.

            (iii) In the Section entitled "Other Information," the last sentence of the first paragraph in the sub-section captioned "Capitalization" on page 100 of the SAI is revised to delete the statement to the effect that JPMorgan Fleming International Enhanced EAFE Portfolio is a non-diversified portfolio.

      e) The chart beginning on page 83 of the SAI depicting gross fees paid to each Portfolio Manager for the fiscal years ended December 31, 2002, 2001, and 2000 is revised to add the following footnotes to the ING Limited Maturity Bond, ING International, and ING JPMorgan Fleming International Enhanced EAFE Portfolios:

            6 Prior to September 2, 2003, the Limited Maturity Bond Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Aeltus Investment Management, LLC.

            7 Prior to September 2, 2003, the International Portfolio was sub-advised by ING Investments, LLC, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Aeltus Investment Management, LLC.


            8 Prior to September 2, 2003, the JPMorgan Fleming International Enhanced EAFE Portfolio was sub-advised by J.P. Morgan Fleming Asset Management (London) Limited, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Julius Baer Investment Management, Inc. In addition, effective September 2, 2003, the JPMorgan Fleming International Enhanced EAFE Portfolio has changed its name to ING Julius Baer Foreign Portfolio.

2) The section entitled "Portfolio Managers" beginning on page 79 of the SAI is revised to delete the portions of the chart pertaining to the ING International, ING Limited Maturity Bond, and ING JPMorgan Fleming International Enhanced EAFE Portfolios and replace them with the following:

PORTFOLIO MANAGER                     PORTFOLIO                    PORTFOLIO MANAGEMENT FEE
Aeltus Investment Management, Inc.    International                0.5625% on first $500 million
                                                                   0.4725% on assets in excess of $500
                                                                   million

Aeltus Investment Management, Inc.    Limited Maturity Bond        0.30% on the first $25 million
                                                                   0.25% on the next $50 million
                                                                   0.20% on the next $75 million
                                                                   0.15% on assets in excess of $150
                                                                   million

                                                                   Subject to a minimum annual fee of
                                                                   $35,000 (payable at the end of each
                                                                   calendar year) starting from the time
                                                                   Sub-Adviser renders investment
                                                                   services for the assets of the Series,
                                                                   and this amount shall be prorated for
                                                                   any portion of a year in which the
                                                                   Sub-Advisory Agreement is not in
                                                                   effect or during which the obligation
                                                                   to pay this minimum fee has not
                                                                   commenced.

Julius Baer Investment                Julius Baer Foreign          0.45% on first $500 million;
Management, Inc.                      Portfolio                    0.40% thereafter+


+ For purposes of calculating fees under the sub-advisory agreement with Julius Baer Investment Management, Inc., the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to this sub-advisory agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

      PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST
                           ING INTERNATIONAL PORTFOLIO
                       ING LIMITED MATURITY BOND PORTFOLIO
                           ING LIQUID ASSETS PORTFOLIO
           ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO

                    Supplement Dated as of September 2, 2003
           To Adviser, Institutional, and Service Classes Statement of
                    Additional Information Dated May 1, 2003


1) Effective September 2, 2003, ING JPMorgan Fleming International Enhanced EAFE Portfolio is sub-advised by ING Julius Baer Investment Management, Inc. The Statement of Additional Information ("SAI") is up-dated to reflect the new sub-advisory arrangement as follows:

      a) Except as otherwise provided in this Supplement, references in the SAI to "ING JPMorgan Fleming International Enhanced EAFE Portfolio" and "JPMorgan Fleming International Enhanced EAFE Portfolio" should instead refer to "ING Julius Baer Foreign Portfolio" and "Julius Baer Foreign Portfolio," respectively.

      b) The reference to "ING JPMorgan Fleming International Enhanced EAFE Portfolio" on the cover page of the SAI is deleted and replaced by "ING Julius Baer Foreign Portfolio (formerly ING JPMorgan Fleming International Enhanced EAFE Portfolio)."

      c) The chart appearing on page 2 of the SAI setting out "Former Names" and "New Names" is updated to reflect the change in name to "ING Julius Baer Foreign Portfolio."

      d) Effective September 2, 2003, ING Julius Baer Foreign Portfolio, in conjunction with its new sub-advisory arrangements, changed its sub-classification from a non-diversified to a diversified portfolio, the SAI is revised as follows:

                  (i) In the text under the "Former Name/New Name" chart on page 2 of the SAI, the statement to the effect that JPMorgan International Enhanced EAFE Portfolio is a non-diversified portfolio is deleted.

            (ii) The reference to "JP Morgan Fleming International Enhanced EAFE" is deleted from the parenthetical regarding 50% total assets in investment restriction number 1 on page 41 of the SAI.

            (iii) In the section entitled "Other Information," the last sentence of the first paragraph in the sub-section captioned "Capitalization" on page 107 of the SAI is revised to delete the statement to the effect that JPMorgan International Enhanced EAFE Portfolio is a non-diversified portfolio.

      e) The chart beginning on page 86 of the SAI depicting gross fees paid to each Portfolio Manager for the fiscal years ended December 31, 2002, 2001 and 2000 is revised to add the following footnotes to the ING Limited Maturity Bond, ING Liquid Assets, ING International, and ING JPMorgan Fleming International Enhanced EAFE Portfolios:

            6. Prior to September 2, 2003, the Limited Maturity Bond Portfolio
               was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Aeltus Investment Management, LLC.

            7. Prior to September 2, 2003, the Liquid Assets Portfolio was
               sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Aeltus Investment Management, LLC.

            8. Prior to September 2, 2003, the International Portfolio was
               sub-advised by ING Investments, LLC, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Aeltus Investment Management, LLC.

            9. Prior to September 2, 2003, the JPMorgan Fleming International
               Enhanced EAFE Portfolio was sub-advised by J.P.Morgan Fleming Asset Management (London) Limited, which received the fees set out in the table above for the period ended December 31, 2002. Effective September 2, 2003, the Portfolio is sub-advised by Julius Baer Investment Management, Inc. In addition, effective September 2, 2003, the JPMorgan Fleming International Enhanced EAFE Portfolio has changed its name to ING Julius Baer Foreign Portfolio.

2) The section entitled "Portfolio Managers" beginning on page 83 of the SAI is revised to delete the portions of the chart pertaining to the ING International, ING Limited Maturity Bond, ING Liquid Assets, and ING JPMorgan Fleming International Enhanced EAFE Portfolios and replace them with the following:


PORTFOLIO MANAGER                     PORTFOLIO                    PORTFOLIO MANAGEMENT FEE
-----------------                     ---------                    ------------------------

Aeltus Investment Management, Inc.    International                0.5625% on first $500 million
                                                                   0.4725% on assets in excess of $500
                                                                   million

Aeltus Investment Management, Inc.    Limited Maturity Bond        0.30% on the first $25 million
                                                                   0.25% on the next $50 million
                                                                   0.20% on the next $75 million
                                                                   0.15% on assets in excess of $150
                                                                   million

                                                                   Subject to a minimum annual fee of
                                                                   $35,000 (payable at the end of each
                                                                   calendar year) starting from the time
                                                                   Sub-Adviser renders investment
                                                                   services for the assets of the Series,
                                                                   and this amount shall be prorated for
                                                                   any portion of a year in which the
                                                                   Sub-Advisory Agreement is not in
                                                                   effect or during which the obligation
                                                                   to pay this minimum fee has not
                                                                   commenced.
Aeltus Investment Management, Inc.    Liquid Assets                0.20% on the first $25 million
                                                                   0.15% on the next $50 million
                                                                   0.10% on the next $75 million
                                                                   Subject to a minimum annual fee of
                                                                   $35,000 (payable at the end of each
                                                                   calendar year) starting from the time
                                                                   Sub-Adviser renders investment
                                                                   management services for the assets of
                                                                   the Series, and this amount shall be
                                                                   prorated for any portion of a year in
                                                                   which the Sub-Advisory Agreement is
                                                                   not in effect or during which the
                                                                   obligation to pay this minimum fee has
                                                                   not commenced

Julius Baer Investment                ING Julius Baer Foreign      0.45% on first $500 million;
Management, Inc.                      Portfolio                    0.40% thereafter+


+ For purposes of calculating fees under the sub-advisory agreement with Julius Baer Investment Management, Inc., the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to this sub-advisory agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.




      PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST
                       ING JPMORGAN FLEMING INTERNATIONAL
                            ENHANCED EAFE PORTFOLIO
                           ING INTERNATIONAL PORTFOLIO
                       ING LIMITED MATURITY BOND PORTFOLIO

                       Supplement Dated September 2, 2003
                         To Retirement Class Prospectus
                              Dated August 1, 2003

ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO

1) As discussed in the ING Investors Trust supplement dated July 8, 2003, ING JPMorgan Fleming International Enhanced EAFE Portfolio is sub-advised by Julius Baer Investment Management, Inc., effective September 2, 2003. As such, the Portfolio's name has changed to ING Julius Baer Foreign Portfolio.

2) The section entitled "ING JPMorgan Fleming International Enhanced EAFE Portfolio (formerly International Enhanced EAFE Series)" beginning on page 17 of the Prospectus is deleted and replaced in its entirety as follows:

ING JULIUS BAER FOREIGN PORTFOLIO
(FORMERLY ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO)

PORTFOLIO                   Julius Baer Investment Management Inc.
MANAGER

INVESTMENT                  Seeks long-term growth of capital
OBJECTIVE

PRINCIPAL                   Under normal conditions, the Portfolio invests in a
INVESTMENT                  wide variety of international equity securities
STRATEGY                    issued throughout the world, normally excluding the
                            United States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.
                            The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants, and exchange traded funds.

                            In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five different foreign countries, although the Portfolio may at times invest all of its assets in fewer than five countries.

                            The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio invests primarily in securities of larger companies, but the Portfolio may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

                            The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

                            The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.

                            The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

                            The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS             The principal risks of investing in the Portfolio
                            and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                     Convertible Securities Risk
                                         Debt Securities Risk
                                           Derivative Risk
                                        Emerging Markets Risk
                                      Exchange Traded Fund Risk
                                       Foreign Investment Risk
                                         High-Yield Bond Risk
                                            Liquidity Risk
                                       Market and Company Risk
                                        Price Volatility Risk
                                       Securities Lending Risk
                                          Small Company Risk

                            Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE                 The value of your shares in the Portfolio will
                            fluctuate depending on the Portfolio's investment performance. Performance information is only shown for Portfolios that have had a full calendar year of operations. The Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE                 The Julius Baer Group provides asset management
PORTFOLIO                   services for private and institutional investors.
MANAGER                     Clients from around the world have entrusted Julius
                            Baer with assets in excess of $75 billion as of December 31, 2002. Accompanying services are offered in the brokerage area as well as in securities and foreign exchange trading.

                            The foundations of today's Julius Baer Group were established in 1890. Apart from the headquarters in Zurich, the Group also has offices in financial centers such as Geneva, Frankfurt, London, Paris, Milan, Madrid, New York, and Hong Kong.

                            Julius Baer Investment Management, Inc. ("JBIM") is a registered investment adviser wholly owned by Julius Baer Securities which in turn is wholly owned by the Julius Baer Group, specializing in the management of international and global equities and fixed income. It is headquartered in New York and has a branch in London (U.K.). JBIM is located at 330 Madison Avenue, New York, New York 10017.

                            NAME                  POSITION AND RECENT BUSINESS
                                                  EXPERIENCE

                            Rudolph-Riad Younes,  Senior Vice President and Head
                            CFA of International Equity; has been with the Julius Baer
                                                  Group since September 1993.

                            Richard Pell          Senior Vice President and
                                                  Chief Investment Officer; has
                                                  been with the Julius Baer
                                                  Group since January 1995.

3) The section entitled "Summary of Principal Risks" beginning on page 43 of the Prospectus is amended by adding the following definitions:

                  EXCHANGE TRADED FUND RISK. An investment in an exchange traded fund, or ETF, carries substantially the same primary risks as an investment in a conventional Portfolio (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

                  - the market price of an ETF's shares may trade at a discount to their net asset value;

                  - an active trading market for an ETF's shares may not develop or be maintained; or

                  - trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

                  PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

                  SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

ING INTERNATIONAL AND ING LIMITED MATURITY BOND PORTFOLIOS

Prior to September 2, 2003, ING International Portfolio was sub-advised by ING Investments, LLC (ING Investments) and ING Limited Maturity Bond Portfolio was sub-advised by ING Investment Management, LLC (IIM). Effective September 2, 2003, these Portfolios are sub-advised by Aeltus Investment Management, Inc. ("ING Aeltus"). ING Investments, IIM, ING Aeltus, and the Portfolios' adviser, Directed Services, Inc. ("DSI"), are all indirect, wholly owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep has undertaken an internal reorganization plan that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Portfolios. As a result of this integration plan, the sub-advisory contractual obligations formerly performed by ING Investments and IIM have been transferred to ING Aeltus. The portfolio management team for the Portfolios did not change as a result of the internal reorganization described above. The operational and supervisory functions of the Portfolios will continue to be provided by DSI.

The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

1) The section entitled "Portfolios and Portfolio Managers" on page 1 of the Prospectus is revised to reflect that Aeltus Investment Management, Inc. is the Portfolio Manager (sub-adviser) for each of the ING International and ING Limited Maturity Bond Portfolios. All other references to ING Investments, LLC (ING Investments) and ING Investments, LLC (IIM) are hereby changed to Aeltus Investment Management, Inc.

2) The section entitled "More on the Portfolio Manager" on page 8 of the Prospectus is replaced with the following:

            MORE ON THE PORTFOLIO MANAGER

            Prior to September 2, 2003, ING Investments, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc.("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

            Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

            As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

            The following persons at ING Investments are primarily responsible for the day-to-day investment decisions of the Portfolio:

            NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

            Richard T. Saler           Senior Vice President and Director
                                       of International Equity Investment
                                       Strategy of ING Aeltus. From 1986 until
                                       July 2000, Mr. Saler was Senior Vice
                                       President and Director of
                                       International Equity Strategy at
                                       Lexington Management Corporation
                                       ("Lexington"), which was acquired by
                                       ING Investments' parent company in
                                       July 2000.

            Phillip A. Schwartz        Senior Vice President and Director of
                                       International Equity Investment Strategy of ING Aeltus. Prior to joining ING's asset management operations in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity
                                       Investment Strategy at Lexington, which
                                       was acquired by ING Investments' parent
                                       company in July 2000. Prior to 1993, Mr.
                                       Schwartz was a Vice President of European
                                       Research Sales with Cheuvreaux de Virieu in Paris and New York.

3) The section entitled "More on the Portfolio Manager" on page 25 of the Prospectus is replaced with the following:

            MORE ON THE PORTFOLIO MANAGER

            Prior to September 2, 2003, ING Investment Management, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc.("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

            Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

            As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

            The Portfolio is managed by a team of four investment professionals led by Mr. James B. Kauffman. Mr. Kauffman has been employed by ING's investment management operations since 1996 and has over 16 years of investment experience.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST
           ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO
                           ING INTERNATIONAL PORTFOLIO
                       ING LIMITED MATURITY BOND PORTFOLIO
                           ING LIQUID ASSETS PORTFOLIO

                       Supplement Dated September 2, 2003
                       To Institutional Class Prospectus
                               Dated May 1, 2003

ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO

1) As discussed in the ING Investors Trust supplement dated July 8, 2003, ING JPMorgan Fleming International Enhanced EAFE Portfolio is sub-advised by Julius Baer Investment Management, Inc., effective September 2, 2003. As such, the Portfolio's name has changed to ING Julius Baer Foreign Portfolio.

2) The section entitled "ING JPMorgan Fleming International Enhanced EAFE Portfolio (formerly International Enhanced EAFE Series)" beginning on page 18 of the Prospectus is deleted and replaced in its entirety as follows:

ING JULIUS BAER FOREIGN PORTFOLIO
(FORMERLY ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO)

PORTFOLIO                   Julius Baer Investment Management Inc.
MANAGER

INVESTMENT                  Seeks long-term growth of capital
OBJECTIVE

PRINCIPAL                   Under normal conditions, the Portfolio invests in a
INVESTMENT                  wide variety of international equity securities
STRATEGY                    issued throughout the world, normally excluding the
                            United States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.
                            The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants, and exchange traded funds.

                            In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five different foreign countries, although the Portfolio may at times invest all of its assets in fewer than five countries.

                            The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio invests primarily in securities of larger companies, but the Portfolio may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

                            The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

                            The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.

                            The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

                            The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS             The principal risks of investing in the Portfolio
                            and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:
                                           Convertible Securities Risk
                                              Debt Securities Risk
                                                 Derivative Risk
                                              Emerging Markets Risk
                                            Exchange Traded Fund Risk
                                             Foreign Investment Risk
                                              High-Yield Bond Risk
                                                 Liquidity Risk
                                             Market and Company Risk
                                              Price Volatility Risk
                                             Securities Lending Risk
                                                Small Company Risk

                            Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE                 The value of your shares in the Portfolio will
                            fluctuate depending on the Portfolio's investment performance. Performance information is only shown for Portfolios that have had a full calendar year of operations. The Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE                 The Julius Baer Group provides asset management
PORTFOLIO                   services for private and institutional services
MANAGER                     investors. Clients from around the world have
                            entrusted Julius Baer with assets in excess of $75 billion as of December 31, 2002. Accompanying services are offered in the brokerage area as well as in securities and foreign exchange trading.

                            The foundations of today's Julius Baer Group were established in 1890. Apart from the headquarters in Zurich, the Group also has offices in financial centers such as Geneva, Frankfurt, London, Paris, Milan, Madrid, New York, and Hong Kong.

                            Julius Baer Investment Management, Inc. ("JBIM") is a registered investment adviser wholly owned by Julius Baer Securities which in turn is wholly owned by the Julius Baer Group, specializing in the management of international and global equities and fixed income. It is headquartered in New York and has a branch in London (U.K.). JBIM is located at 330 Madison Avenue, New York, New York 10017.

                            NAME                  POSITION AND RECENT BUSINESS
                                                  EXPERIENCE

                            Rudolph-Riad Younes,  Senior Vice President and Head
                            CFA of International Equity; has been with the Julius Baer
                                                  Group since September 1993.

                            Richard Pell          Senior Vice President and
                                                  Chief Investment Officer; has
                                                  been with the Julius Baer
                                                  Group since January 1995.

3) The section entitled "Summary of Principal Risks" beginning on page 43 of the Prospectus is amended by adding the following definitions:

                  EXCHANGE TRADED FUND RISK. An investment in an exchange traded fund, or ETF, carries substantially the same primary risks as an investment in a conventional Portfolio (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

                  - the market price of an ETF's shares may trade at a discount to their net asset value;

                  - an active trading market for an ETF's shares may not develop or be maintained; or

                  - trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

                  PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

                  SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

ING INTERNATIONAL, ING LIMITED MATURITY BOND, AND ING LIQUID ASSETS PORTFOLIOS

Prior to September 2, 2003, ING International Portfolio was sub-advised by ING Investments, LLC (ING Investments) and ING Limited Maturity Bond and ING Liquid Assets Portfolios were sub-advised by ING Investment Management, LLC (IIM). Effective September 2, 2003, these Portfolios are sub-advised by Aeltus Investment Management, Inc. ("ING Aeltus"). ING Investments, IIM, ING Aeltus, and the Portfolios' adviser, Directed Services, Inc. ("DSI"), are all indirect, wholly owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep has undertaken an internal reorganization plan that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Portfolios. As a result of this integration plan, the sub-advisory contractual obligations formerly performed by ING Investments and IIM have been transferred to ING Aeltus. The portfolio management team for the Portfolios did not change as a result of the internal reorganization described above. The operational and supervisory functions of the Portfolios will continue to be provided by DSI.

The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

1) The section entitled "Portfolios and Portfolio Managers" on page 1 of the Prospectus is revised to reflect that Aeltus Investment Management, Inc. is the Portfolio Manager (sub-adviser) for each of the ING International, ING Limited Maturity Bond, and ING Liquid Assets Portfolios. All other references to ING Investments, LLC (ING Investments) and ING Investment Management, LLC (IIM) are hereby changed to Aeltus Investment Management, Inc.

2) The section entitled "More on the Portfolio Manager" on page 7 of the Prospectus is replaced with the following:

            MORE ON THE PORTFOLIO MANAGER

            Prior to September 2, 2003, ING Investments, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

            Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

            As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

            The following persons at ING Investments are primarily responsible for the day-to-day investment decisions of the Portfolio:

           NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

           Richard T. Saler            Senior Vice President and Director of
                                       International Equity Investment Strategy of ING Aeltus. From 1986 until July 2000,
                                       Mr. Saler was Senior Vice President and
                                       Director of International Equity Strategy at Lexington Management Corporation
                                       ("Lexington"), which was acquired by ING
                                       Investments' parent company in July 2000.

           Phillip A. Schwartz         Senior Vice President and Director of
                                       International Equity Investment Strategy of ING Aeltus. Prior to joining ING's asset management operations in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity
                                       Investment Strategy at Lexington, which
                                       was acquired by ING Investments' parent
                                       company in July 2000. Prior to 1993, Mr.
                                       Schwartz was a Vice President of European
                                       Research Sales with Cheuvreaux de Virieu in Paris and New York.

3) The section entitled "More on the Portfolio Manager" on page 23 of the Prospectus is replaced with the following:

            MORE ON THE PORTFOLIO MANAGER

            Prior to September 2, 2003, ING Investment Management, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

            Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

            As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

            The Portfolio is managed by a team of four investment professionals led by Mr. James B. Kauffman. Mr. Kauffman has been employed by ING's investment management operations since 1996 and has over 16 years of investment experience.

4) The section entitled "More on the Portfolio Manager" on page 26 of the Prospectus is replaced with the following:

      MORE ON THE PORTFOLIO MANAGER

      Prior to September 2, 2003, ING Investment Management, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

      Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

      As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

      The Portfolio is managed by a team of four investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING's investment management operations as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST
          ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO
                        ING INTERNATIONAL PORTFOLIO
                       ING LIMITED MATURITY BOND PORTFOLIO
                           ING LIQUID ASSETS PORTFOLIO

                       Supplement Dated September 2, 2003
                          To Adviser Class Prospectus
                                Dated May 1, 2003

ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO

1) As discussed in the ING Investors Trust supplement dated July 8, 2003, ING JPMorgan Fleming International Enhanced EAFE Portfolio is sub-advised by Julius Baer Investment Management, Inc., effective September 2, 2003. As such, the Portfolio's name has changed to ING Julius Baer Foreign Portfolio.

2) The section entitled "ING JPMorgan Fleming International Enhanced EAFE Portfolio (formerly International Enhanced EAFE Series)" beginning on page 17 of the Prospectus is deleted and replaced in its entirety as follows:

ING JULIUS BAER FOREIGN PORTFOLIO
(FORMERLY ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO)

PORTFOLIO                   Julius Baer Investment Management Inc.
MANAGER

INVESTMENT                  Seeks long-term growth of capital
OBJECTIVE

PRINCIPAL                   Under normal conditions, the Portfolio invests in a
INVESTMENT                  wide variety of international equity securities
STRATEGY                    issued throughout the world, normally excluding the
                            United States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.
                            The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants, and exchange traded funds.

                            In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five different foreign countries, although the Portfolio may at times invest all of its assets in fewer than five countries.

                            The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio invests primarily in securities of larger companies, but the Portfolio may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

                            The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

                            The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.

                            The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

                            The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS             The principal risks of investing in the Portfolio
                            and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:
                                          Convertible Securities Risk
                                             Debt Securities Risk
                                                Derivative Risk
                                             Emerging Markets Risk
                                           Exchange Traded Fund Risk
                                            Foreign Investment Risk
                                             High-Yield Bond Risk
                                                Liquidity Risk
                                            Market and Company Risk
                                             Price Volatility Risk
                                            Securities Lending Risk
                                              Small Company Risk

                            Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE                 The value of your shares in the Portfolio will
                            fluctuate depending on the Portfolio's investment performance. Performance information is only shown for Portfolios that have had a full calendar year of operations. The Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE                 The Julius Baer Group provides asset management
PORTFOLIO                   services for private and institutional investors.
MANAGER                     Clients from around the world have entrusted Julius
                            Baer with assets in excess of $75 billion as of December 31, 2002. Accompanying services are offered in the brokerage area as well as in securities and foreign exchange trading.

                            The foundations of today's Julius Baer Group were established in 1890. Apart from the headquarters in Zurich, the Group also has offices in financial centers such as Geneva, Frankfurt, London, Paris, Milan, Madrid, New York, and Hong Kong.

                            Julius Baer Investment Management, Inc. ("JBIM") is a registered investment adviser wholly owned by Julius Baer Securities which in turn is wholly owned by the Julius Baer Group, specializing in the management of international and global equities and fixed income. It is headquartered in New York and has a branch in London (U.K.). JBIM is located at 330 Madison Avenue, New York, New York 10017.

                            NAME                  POSITION AND RECENT BUSINESS
                                                  EXPERIENCE

                            Rudolph-Riad Younes,  Senior Vice President and Head
                            CFA of International Equity; has been with the Julius Baer
                                                  Group since September 1993.

                            Richard Pell          Senior Vice President and
                                                  Chief Investment Officer; has
                                                  been with the Julius Baer
                                                  Group since January 1995.

3) The section entitled "Summary of Principal Risks" beginning on page 42 of the Prospectus is amended by adding the following definitions:

                  EXCHANGE TRADED FUND RISK. An investment in an exchange traded fund, or ETF, carries substantially the same primary risks as an investment in a conventional Portfolio (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

                  - the market price of an ETF's shares may trade at a discount to their net asset value;

                  - an active trading market for an ETF's shares may not develop or be maintained; or

                  - trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

                  PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

                  SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

ING INTERNATIONAL, ING LIMITED MATURITY BOND, AND ING LIQUID ASSETS PORTFOLIOS

Prior to September 2, 2003, ING International Portfolio was sub-advised by ING Investments, LLC (ING Investments) and ING Limited Maturity Bond and ING Liquid Assets Portfolios were sub-advised by ING Investment Management, LLC (IIM). Effective September 2, 2003, these Portfolios are sub-advised by Aeltus Investment Management, Inc. ("ING Aeltus"). ING Investments, IIM, ING Aeltus, and the Portfolios' adviser, Directed Services, Inc. ("DSI"), are all indirect, wholly owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep has undertaken an internal reorganization plan that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Portfolios. As a result of this integration plan, the sub-advisory contractual obligations formerly performed by ING Investments and IIM have been transferred to ING Aeltus. The portfolio management team for the Portfolios did not change as a result of the internal reorganization described above. The operational and supervisory functions of the Portfolios will continue to be provided by DSI.

The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

1)    The section entitled "Portfolios and Portfolio Managers" on page 1 of the

      Prospectus is revised to reflect that Aeltus Investment Management, Inc. is the Portfolio Manager (sub-adviser) for each of the ING International, ING Limited Maturity Bond, and ING Liquid Assets Portfolios. All other references to ING Investments, LLC (ING Investments) and ING Investment Management, LLC (IIM) are hereby changed to Aeltus Investment Management, Inc.

2) The section entitled "More on the Portfolio Manager" on page 6 of the Prospectus is replaced with the following:

            MORE ON THE PORTFOLIO MANAGER

            Prior to September 2, 2003, ING Investments, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

            Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

            As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

            The following persons at ING Investments are primarily responsible for the day-to-day investment decisions of the Portfolio:

           NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

           Richard T. Saler            Senior Vice President and Director of
                                       International Equity Investment Strategy of ING Aeltus. From 1986 until July 2000,
                                       Mr. Saler was Senior Vice President and
                                       Director of International Equity Strategy at Lexington Management Corporation
                                       ("Lexington"), which was acquired by ING
                                       Investments' parent company in July 2000.

           Phillip A. Schwartz         Senior Vice President and Director of
                                       International Equity Investment Strategy of ING Aeltus. Prior to joining ING's asset management operations in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity
                                       Investment Strategy at Lexington, which
                                       was acquired by ING Investments' parent
                                       company in July 2000. Prior to 1993, Mr.
                                       Schwartz was a Vice President of European
                                       Research Sales with Cheuvreaux de Virieu in Paris and New York.

3) The section entitled "More on the Portfolio Manager" on page 21 of the Prospectus is replaced with the following:

            MORE ON THE PORTFOLIO MANAGER

            Prior to September 2, 2003, ING Investment Management, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

            Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

            As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

            The Portfolio is managed by a team of four investment professionals led by Mr. James B. Kauffman. Mr. Kauffman has been employed by ING's investment management operations since 1996 and has over 16 years of investment experience.

4) The section entitled "More on the Portfolio Manager" on page 24 of the Prospectus is replaced with the following:

            MORE ON THE PORTFOLIO MANAGER

            Prior to September 2, 2003, ING Investment Management, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

            Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

            As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

            The Portfolio is managed by a team of four investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING's investment management operations as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              ING INVESTORS TRUST
           ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO
                          ING INTERNATIONAL PORTFOLIO
                      ING LIMITED MATURITY BOND PORTFOLIO
                          ING LIQUID ASSETS PORTFOLIO

                       Supplement Dated September 2, 2003
                          To Service Class Prospectus
                               Dated May 1, 2003

ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO

1) As discussed in the ING Investors Trust supplement dated July 8, 2003, ING JPMorgan Fleming International Enhanced EAFE Portfolio is sub-advised by Julius Baer Investment Management, Inc., effective September 2, 2003. As such, the Portfolio's name has changed to ING Julius Baer Foreign Portfolio.

2) The section entitled "ING JPMorgan Fleming International Enhanced EAFE Portfolio (formerly International Enhanced EAFE Series)" beginning on page 13 of the Prospectus is deleted and replaced in its entirety as follows:

ING JULIUS BAER FOREIGN PORTFOLIO
(FORMERLY ING JPMORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO)

PORTFOLIO         Julius Baer Investment Management, Inc.
MANAGER

INVESTMENT        Seeks long-term growth of capital
OBJECTIVE

PRINCIPAL         Under normal conditions, the Portfolio invests in a
INVESTMENT        wide variety of international equity securities issued
STRATEGY          throughout the world, normally excluding the United States.
                  The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants, and exchange traded funds.

                  In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five different foreign countries, although the Portfolio may at times invest all of its assets in fewer than five countries.

                  The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio invests primarily in securities of larger companies, but the Portfolio may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

                  The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

                  The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.

                  The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

                  The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS   The principal risks of investing in the Portfolio and the
                  circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    Convertible Securities Risk
                                        Debt Securities Risk
                                          Derivative Risk
                                        Emerging Market Risk
                                     Exchange Traded Fund Risk
                                      Foreign Investment Risk
                                        High-Yield Bond Risk
                                           Liquidity Risk
                                      Market and Company Risk
                                       Price Volatility Risk
                                      Securities Lending Risk
                                         Small Company Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This Prospectus does not describe all of the risks of every technique, strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance.
                  Performance information is only shown for Portfolios that have had a full calendar year of operations. The Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE       The Julius Baer Group provides asset management services for
PORTFOLIO         private and institutional investors. Clients from around the
MANAGER           world have entrusted Julius Baer with assets in excess of $75 billion as of December 31, 2002. Accompanying services are offered in the brokerage area as well as in securities and foreign exchange trading.

                  The foundations of today's Julius Baer Group were established in 1890. Apart from the headquarters in Zurich, the Group also has offices in financial centers such as Geneva, Frankfurt, London, Paris, Milan, Madrid, New York, and Hong Kong.

                  Julius Baer Investment Management, Inc. ("JBIM") is a registered investment adviser wholly owned by Julius Baer Securities which in turn is wholly owned by the Julius Baer Group, specializing in the management of international and global equities and fixed income. It is headquartered in New York, has a branch in London (U.K.). JBIM is located at 330 Madison Avenue, New York, New York 10017.

                  NAME                  POSITION AND RECENT BUSINESS EXPERIENCE

                  Rudolph-Riad Younes,  Senior Vice President and Head
                  CFA of International Equity; has been with the Julius Baer Group since September 1993.

                  Richard Pell Senior Vice President and Chief Investment Officer; has been with the Julius Baer Group since January 1995.

3) The section entitled "Summary of Principal Risks" beginning on page 40 of the Prospectus is amended by adding the following definitions:

                  EXCHANGE TRADED FUND RISK. An investment in an exchange traded fund, or ETF, carries substantially the same primary risks as an investment in a conventional Portfolio (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

                  - the market price of an ETF's shares may trade at a discount to their net asset value;

                  - an active trading market for an ETF's shares may not develop or be maintained; or

                  - trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


                  PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

                  SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


ING INTERNATIONAL, ING LIMITED MATURITY BOND, AND ING LIQUID ASSETS PORTFOLIOS

Prior to September 2, 2003, ING International Portfolio was sub-advised by ING Investments, LLC (ING Investments) and ING Limited Maturity Bond and ING Liquid Assets Portfolios were sub-advised by ING Investment Management, LLC (IIM). Effective September 2, 2003, these Portfolios are sub-advised by Aeltus Investment Management, Inc. ("ING Aeltus"). ING Investments, IIM, ING Aeltus, and the Portfolios' adviser, Directed Services, Inc. ("DSI"), are all indirect, wholly owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep has undertaken an internal reorganization plan that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Portfolios. As a result of this integration plan, the sub-advisory contractual obligations formerly performed by ING Investments and IIM have been transferred to ING Aeltus. The portfolio management team for the Portfolios did not change as a result of the internal reorganization described above. The operational and supervisory functions of the Portfolios will continue to be provided by DSI.

The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

1) The section entitled "Portfolios and Portfolio Managers" on page 1 of the Prospectus is revised to reflect that Aeltus Investment Management, Inc. is the Portfolio Manager (sub-adviser) for each of the ING International, ING Limited Maturity Bond, and ING Liquid Assets Portfolios. All other references to ING Investments, LLC (ING Investments) and ING Investment Management, LLC (IIM) are hereby changed to Aeltus Investment Management, Inc.

2) The section entitled "More on the Portfolio Manager" on page 6 of the Prospectus is replaced with the following:


            MORE ON THE PORTFOLIO MANAGER

            Prior to September 2, 2003, ING Investments, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

            Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

            As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

            The following persons at ING Investments are primarily responsible for the day-to-day investment decisions of the Portfolio:

           NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

           Richard T. Saler            Senior Vice President and Director of
                                       International Equity Investment Strategy of ING Aeltus. From 1986 until July 2000,
                                       Mr. Saler was Senior Vice President and
                                       Director of International Equity Strategy at Lexington Management Corporation
                                       ("Lexington"), which was acquired by ING
                                       Investments' parent company in July 2000.

           Phillip A. Schwartz         Senior Vice President and Director of
                                       International Equity Investment Strategy of ING Aeltus. Prior to joining ING's asset management operations in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity
                                       Investment Strategy at Lexington, which
                                       was acquired by ING Investments' parent
                                       company in July 2000. Prior to 1993, Mr.
                                       Schwartz was a Vice President of European
                                       Research Sales with Cheuvreaux de Virieu in Paris and New York.

3) The section entitled "More on the Portfolio Manager" on page 21 of the Prospectus is replaced with the following:

            MORE ON THE PORTFOLIO MANAGER

            Prior to September 2, 2003, ING Investment Management, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

            Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

            As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

            The Portfolio is managed by a team of four investment professionals led by Mr. James B. Kauffman. Mr. Kauffman has been employed by ING's investment management operations since 1996 and has over 16 years of investment experience.

4) The section entitled "More on the Portfolio Manager" on page 24 of the Prospectus is replaced with the following:

            MORE ON THE PORTFOLIO MANAGER

            Prior to September 2, 2003, ING Investment Management, LLC sub-advised the Portfolio. Since September 2, 2003, Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING Aeltus also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

            Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

            As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

            The Portfolio is managed by a team of four investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING's investment management operations as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.